Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Accounts receivable, less allowance for doubtful accounts	$ 47	$ 101
Preferred stock, par value	$ 1.00	$ 1.00
Preferred stock, shares authorized	25,000,000	25,000,000
Preferred Stock, Shares Outstanding	0	0
Common stock, par value	$ 0.10	$ 0.10
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	295,648,327	319,615,965
Common stock, shares outstanding	295,648,327	319,615,965